Vanguard® International Core Stock Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.2%)
Australia (3.7%)
	BHP Group Ltd.	303,944	8,475
	Australia & New Zealand Banking Group Ltd.	485,913	7,401
	Goodman Group	383,690	4,738
	Brambles Ltd.	533,561	3,945
			24,559
Austria (1.7%)
*,1	BAWAG Group AG	134,004	5,657
	Erste Group Bank AG	218,738	5,558
			11,215
Brazil (2.3%)
	Telefonica Brasil SA	736,800	6,625
*	Itau Unibanco Holding SA Preference Shares	1,297,100	5,619
	Localiza Rent a Car SA	295,100	2,955
			15,199
Canada (6.8%)
	Barrick Gold Corp.	569,299	10,066
	Brookfield Asset Management Inc. Class A	208,568	9,278
	Intact Financial Corp.	56,219	7,930
	Cenovus Energy Inc.	398,129	7,575
[2]	RioCan REIT	359,795	5,596
	ARC Resources Ltd.	376,839	4,751
			45,196
China (11.0%)
	Tsingtao Brewery Co. Ltd. Class A	606,257	9,434
*	Industrial & Commercial Bank of China Ltd. Class H	13,955,000	8,326
	NetEase Inc.	435,800	8,210
	Zhongsheng Group Holdings Ltd.	1,071,789	7,573
	China Longyuan Power Group Corp. Ltd. Class H	3,837,000	7,436
*	Baidu Inc. Class A	373,350	7,072
	Midea Group Co. Ltd. Class A	711,400	6,439
	YTO Express Group Co. Ltd. Class A	2,092,100	6,372
	CSPC Pharmaceutical Group Ltd.	4,266,000	4,264
	China Oilfield Services Ltd. Class H	4,252,000	4,152
*	Trip.com Group Ltd.	142,250	3,936
			73,214
Denmark (1.0%)
*	Genmab A/S	20,957	6,799
Finland (1.1%)
	Nokia OYJ	1,544,884	7,161

		Shares	Market Value ($000)
France (6.0%)
	AXA SA	440,605	10,064
	Engie SA	776,702	8,994
	Pernod Ricard SA	41,273	7,630
	Airbus SE	72,367	7,078
	Bureau Veritas SA	234,942	6,045
	Credit Agricole SA	3,729	34
			39,845
Germany (5.3%)
*	Commerzbank AG	1,410,690	10,009
	Siemens AG (Registered)	67,038	6,891
	Volkswagen AG Preference Shares	47,915	6,451
	Brenntag SE	97,419	6,379
	Wacker Chemie AG	36,068	5,231
			34,961
Greece (0.8%)
	Hellenic Telecommunications Organization SA	306,817	5,359
India (3.7%)
*	Axis Bank Ltd.	861,748	6,980
	Mahindra & Mahindra Ltd.	439,640	6,115
	Power Grid Corp. of India Ltd.	2,144,092	5,770
	Larsen & Toubro Ltd.	289,765	5,744
			24,609
Indonesia (0.8%)
	Telkom Indonesia Persero Tbk. PT	18,896,100	5,083
Ireland (0.9%)
	Smurfit Kappa Group plc	183,868	6,200
Italy (1.5%)
	CNH Industrial NV	466,866	5,399
	Enel SpA	818,494	4,489
			9,888
Japan (13.2%)
	Tokio Marine Holdings Inc.	173,600	10,123
	Mitsui Fudosan Co. Ltd.	465,900	10,010
	Daiichi Sankyo Co. Ltd.	390,800	9,939
	Mitsubishi UFJ Financial Group Inc.	1,794,100	9,599
	T&D Holdings Inc.	785,674	9,405
	Fujitsu Ltd.	60,500	7,570
	Bandai Namco Holdings Inc.	94,700	6,685
	Astellas Pharma Inc.	401,700	6,267
	Yamaha Motor Co. Ltd.	271,000	4,976
	Shiseido Co. Ltd.	122,500	4,938
	Nippon Telegraph & Telephone Corp.	165,900	4,767
	ITOCHU Corp.	138,900	3,747
			88,026
Mexico (1.3%)
	Wal-Mart de Mexico SAB de CV	2,491,400	8,589
Netherlands (2.4%)
	Coca-Cola Europacific Partners plc	132,238	6,825
*	AerCap Holdings NV	140,090	5,735
	Koninklijke Philips NV	161,473	3,464
			16,024
Norway (0.9%)
	Norsk Hydro ASA	1,097,259	6,201

		Shares	Market Value ($000)
Other (2.4%)
[3]	Vanguard FTSE Developed Markets ETF	384,122	15,672
Philippines (0.8%)
	BDO Unibank Inc.	2,513,160	5,056
Portugal (0.5%)
	Jeronimo Martins SGPS SA	154,210	3,343
Russia (0.0%)
[4]	Magnit PJSC	31,141	—
Singapore (1.7%)
	DBS Group Holdings Ltd.	390,700	8,360
	CapitaLand Integrated Commercial Trust	1,976,700	3,090
			11,450
South Korea (3.5%)
	Samsung Electronics Co. Ltd.	314,727	13,882
	SK Telecom Co. Ltd.	154,326	6,193
	SK Hynix Inc.	49,606	3,503
			23,578
Spain (1.4%)
	Repsol SA	651,552	9,605
Sweden (1.6%)
	Volvo AB Class B	502,728	7,822
	Alfa Laval AB	119,810	2,905
			10,727
Switzerland (6.5%)
	Nestle SA (Registered)	131,493	15,368
	Novartis AG (Registered)	171,005	14,498
	Roche Holding AG	40,329	13,482
			43,348
Taiwan (5.3%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,084,000	17,373
	Hon Hai Precision Industry Co. Ltd.	2,283,309	8,382
	MediaTek Inc.	217,000	4,764
	Uni-President Enterprises Corp.	1,944,000	4,383
			34,902
Thailand (2.3%)
	Kasikornbank PCL (Foreign)	1,512,700	6,455
	Bangkok Dusit Medical Services PCL (Foreign)	7,306,000	5,171
	Thai Beverage PCL	7,336,500	3,409
			15,035
United Kingdom (7.8%)
	Shell plc	629,891	16,404
	Compass Group plc	501,571	10,298
	Anglo American plc	205,447	7,345
	BAE Systems plc	716,605	7,255
	WPP plc	517,095	5,223
	BT Group plc	2,279,186	5,180
			51,705
Total Common Stocks (Cost $716,290)			652,549

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[5,6]	Vanguard Market Liquidity Fund (Cost $17,048)	1.417%	170,540	17,049
Total Investments (100.8%) (Cost $733,338)				669,598
Other Assets and Liabilities—Net (-0.8%)				(5,024)
Net Assets (100%)				664,574
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, the aggregate value was $5,657,000, representing 0.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,285,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $3,590,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	68,984	—	—	68,984
Common Stocks—Other	28,232	555,333	—	583,565
Temporary Cash Investments	17,049	—	—	17,049
Total	114,265	555,333	—	669,598

D.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2021 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jun. 30, 2022 Market Value ($000)
Vanguard FTSE Developed Markets ETF	5,704	69,878	55,638	(1,801)	(2,471)	434	—	15,672
Vanguard Market Liquidity Fund	5,419	NA1	NA1	(5)	1	28	—	17,049
Total	11,123	69,878	55,638	(1,806)	(2,470)	462	—	32,721
1	Not applicable—purchases and sales are for temporary cash investment purposes.